EQUIPMENT RELATED PREPAYMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
DESCRIPTION OF BUSINESS AND ORGANIZATION
NOTE 11. EQUIPMENT RELATED PREPAYMENTS	As of June 30, 2019, equipment related prepayment represented prepayments related to the equipment purchase in Kaifeng Jufeel and Hainan Zhongchen.

As of December 31, 2018, equipment related prepayment represented prepayments related to the equipment purchase in Changzhou Jufeel and Hainan Zhongchen.

As of December 31, 2017, equipment related prepayments consisted of the prepayments made to an agent with the amount of $3,060,818 related to the equipment purchase in July 2017. Since the Company anticipated to change its equipment supplier in 2018 and purchase the equipment after the completion of the factory construction work in 2019, it requested the return of the deposit. As of December 31, 2018, the deposit has been fully collected.